Government grant advances and loans - Government Grant Advances (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) project	Dec. 31, 2017 EUR (€) project	Dec. 31, 2016 USD ($) project	Dec. 31, 2016 EUR (€) project	Dec. 31, 2015 USD ($) project	Dec. 31, 2015 EUR (€) project
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Number of collaborative projects	1	1	1	1	2	2
Amount funded from government grant advances	$ 386	€ 349	$ 131	€ 121	$ 909	€ 816
Term of collaborative project					2 years	2 years
Minimum
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Term of collaborative project	1 year	1 year
Maximum
Research and Development Arrangement, Contract to Perform for Others1 [Line Items]
Term of collaborative project	2 years	2 years	4 years	4 years